Financial Instruments (Schedule of sensitivity tests relating to changes in market factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	$ (189)	$ (525)	$ 137
5% increase in NIS and EURO exchange rate [Member]
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	176	257
5% decrease in NIS and EURO exchange rate [Member]
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	$ (176)	$ (257)